Revenue and Related Matters	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Revenue and Related Matters

Note 5. Revenue and Related Matters

Revenue from Contracts with Customers

The Company’s customers primarily consist of entities engaged in life sciences research that pursue the development of novel therapies and diagnostics for a variety of neurologic, oncologic, cardiovascular, and infectious diseases, and through the identification and measurement of protein biomarkers associated with diseases. The Company’s customer base includes pharmaceutical, biotechnology, contract research organizations, academic, and government institutions.

Disaggregated Revenue

The following table disaggregates the Company’s revenue from contracts with customers by geography, based on the location products and services are consumed, and revenue type (in thousands):

	Three Months Ended March 31, 2025				Three Months Ended March 31, 2024
	North America	EMEA	Asia Pacific	Total	North America	EMEA	Asia Pacific	Total
Product revenue:
Instruments	$813	$362	$1,448	$2,623	$408	$1,269	$869	$2,546
Consumable and other products	10,918	4,849	2,349	18,116	10,297	4,299	2,528	17,124
Total	$11,731	$5,211	$3,797	$20,739	$10,705	$5,568	$3,397	$19,670

Service revenue:
Research services	$5,006	$329	$266	$5,601	$5,762	$2,802	$127	$8,691
Service-type warranties	1,509	893	192	2,594	1,637	852	194	2,683
Other services	362	202	4	568	318	248	27	593
Total	$6,877	$1,424	$462	$8,763	$7,717	$3,902	$348	$11,967

Collaboration and license revenue:	$771	$—	$—	771	$155	$—	$—	155
Total	$771	$—	$—	$771	$155	$—	$—	$155

For the three months ended March 31, 2025 and 2024, no customer accounted for more than 10% of the Company’s total revenues. As of March 31, 2025 and December 31, 2024, no customer accounted for more than 10% of the Company’s gross accounts receivable.

Contract Assets

There were no contract assets as of March 31, 2025 or December 31, 2024.

Deferred Revenue

During the three months ended March 31, 2025 and 2024, the Company recognized $2.5 million and $2.7 million of revenue, respectively, related to its deferred revenue balance at January 1 of each such period.

Remaining Performance Obligations

As of March 31, 2025, the aggregate amount of transaction prices allocated to performance obligations that were not yet satisfied, or were partially satisfied, was $10.2 million. Of this amount, $9.1 million is expected to be recognized as revenue in the next 12 months, with the remainder expected to be recognized thereafter. The $10.2 million primarily consists of amounts billed for undelivered services related to initial and extended service-type warranties and research services.

Costs to Obtain a Contract

Changes in costs to obtain a contract were as follows (in thousands):

	2025	2024
Balance as of December 31	$292	$288
Capitalization of costs to obtain a contract	46	97
Recognition of costs to obtain a contract	(140)	(95)
Balance as of March 31	$198	$290

The Company evaluates potential impairment of these amounts at each balance sheet date and no impairments were recorded during the three months ended March 31, 2025 and 2024.

Grant Revenue

All of the Company’s grant revenue is generated within North America.

NIH Grant

On September 21, 2022, the Company and the National Institutes of Health (the “NIH”), an agency of the U.S. Department of Health and Human Services, entered into a contract (the “NIH Grant”) with a total award value of $1.7 million. The NIH granted the Company funding in support of the development of certain point-of-care diagnostic technologies through collaborative efforts. Grant funding is to be used solely for activities related to the point-of-care diagnostic device development project and the contract period runs through August 2025. Receipt of the award value occurs throughout the term of the contract period and after the Company submits for reimbursement of activities related to the grant. As of March 31, 2025, the Company had received $1.5 million of the total award value.

During the three months ended March 31, 2025 and 2024, grant revenue recognized and research and development expenses incurred were not material.

Note 3. Revenue and Related Matters

Revenue from Contracts with Customers

The Company’s customers primarily consist of entities engaged in the life sciences research that pursue the discovery and development of new drugs for a variety of neurologic, oncologic, cardiovascular, infectious disease, and other protein biomarkers associated with diseases. The Company’s customer base includes pharmaceutical, biotechnology, contract research organizations, academic, and government institutions.

Disaggregated Revenue

When disaggregating revenue, the Company considers all of the economic factors that may affect its revenues. The following tables disaggregate the Company’s revenue from contracts with customers by geography, based on the location products and services are consumed, and revenue type (in thousands):

	Year Ended December 31, 2024
	North America	EMEA	Asia Pacific	Total
Product revenue:
Instruments	$3,924	$3,857	$2,699	$10,480
Consumable and other products	39,794	20,760	8,706	69,260
Total	$43,718	$24,617	$11,405	$79,740

Service revenue:
Research services	$31,252	$5,833	$913	$37,998
Service-type warranties	6,319	3,490	798	10,607
Other services	1,618	976	45	2,639
Total	$39,189	$10,299	$1,756	$51,244

Collaboration and license revenue:	$3,681	$—	$771	$4,452
Total	$3,681	$—	$771	$4,452

	Year Ended December 31, 2023
	North America	EMEA	Asia Pacific	Total
Product revenue:
Instruments	$6,374	$4,384	$4,947	$15,705
Consumable and other products	35,122	21,216	7,627	63,965
Total	$41,496	$25,600	$12,574	$79,670

Service and other revenues:
Research services	$24,706	$2,000	$1,122	$27,828
Service-type warranties	6,265	3,001	613	9,879
Other services	1,436	951	(5)	2,382
Total	$32,407	$5,952	$1,730	$40,089

Collaboration and license revenue:	$1,380	$—	$—	$1,380
Total	$1,380	$—	$—	$1,380

	Year Ended December 31, 2022
	North America	EMEA	Asia Pacific	Total
Product revenue:
Instruments	$9,254	$8,362	$7,388	$25,004
Consumable and other products	25,894	14,514	4,396	44,804
Total	$35,148	$22,876	$11,784	$69,808

Service and other revenue:
Research services	$22,493	$1,013	$147	$23,653
Service-type warranties	5,581	2,779	480	8,840
Other services	1,144	722	136	2,002
Total	$29,218	$4,514	$763	$34,495

Collaboration and license revenue:	$274	$323	$52	$649
Total	$274	$323	$52	$649

UltraDx Product Sales Agreement

On May 26, 2022, the Company and UltraDx Limited (“UltraDx”), a company formed by ARCH Venture Partners (“ARCH”), entered into an agreement (the “UltraDx Agreement”). Under the UltraDx Agreement, the Company agreed to supply UltraDx with HD-X instruments (both fully assembled and disassembled), assays and assay components, and granted a co-exclusive license to manufacture, seek Chinese regulatory approval of (including performance of any necessary research and development activities), and commercialize, HD-X instruments assembled in China and related assays in the Chinese in vitro diagnostic (“IVD”) market. Refer to Note 16 - Related Party Transactions for a discussion of the related party relationships between Quanterix and these entities.

Under the UltraDx Agreement, the consideration due to the Company included cash proceeds and contingent, non-cash consideration in the form of ordinary shares of UltraDx with a deemed fair value of $1.0 million. The issuance of the shares was contingent on UltraDx completing a preferred share financing under the terms and conditions in the UltraDx Agreement. Given the uncertainty of the completion of the preferred share financing, the Company concluded that the non-cash consideration related to the ordinary shares was variable consideration that was fully constrained at contract inception.

In the second quarter of 2023, UltraDx completed the qualified preferred share financing and issued to the Company 1.0 million ordinary shares. Refer to Note 6 - Fair Value of Financial Instruments for the Company’s disclosures related to determining the fair value of the shares received and Note 20 - Variable Interest Entities for the Company’s evaluation under the VIE guidance of investments in other entities.

During the years ended December 31, 2024, 2023, and 2022, the Company recognized $1.1 million, $1.8 million, and $1.9 million, respectively, of revenue from UltraDx. The amount recognized during the year ended December 31, 2023 includes the one-time revenue from the receipt of the UltraDx shares.

Eli Lilly and Company Service Revenue Agreements

On February 25, 2022, the Company entered into a Master Collaboration Agreement with Eli Lilly and Company (“Lilly”) establishing a framework for future projects focused on the development of Simoa immunoassays (the “Lilly Collaboration Agreement”). The Company also entered into an initial statement of work (the “SOW”) under the Lilly Collaboration Agreement to perform assay research and development services within the field of Alzheimer’s disease. Under the SOW, the Company received $1.5 million per calendar quarter, which began in the first quarter of 2022. The initial SOW automatically renewed on a quarterly basis.

During the second quarter of 2024, Lilly launched its CertuitAD test. As a result, on May 14, 2024, Lilly provided notice to terminate the SOW in accordance with the terms of the Lilly Collaboration Agreement, effective August 22, 2024. Under the terms of the SOW, the Company received a final quarterly payment of $1.5 million in the third quarter of 2024. The Lilly Collaboration Agreement remains in effect and the Company continues to provide products and services to Lilly under other contractual arrangements.

Concurrent with the execution of the Lilly Collaboration Agreement, the Company entered into a Technology License Agreement (the “Lilly License”) under which Lilly granted the Company a non-exclusive license to Lilly’s proprietary p-Tau 217 antibody technology for use in research use only products and services and future IVD applications within the field of Alzheimer’s disease. In consideration of the Lilly License, the Company paid an upfront fee, is required to make milestone payments based on the achievement of predetermined regulatory and commercial events, and will pay royalties on net sales of licensed products. In the third quarter of 2024, the Company announced that it will offer research use only instrumentation and consumables to develop p-Tau 217 blood tests and services using the p-Tau 217 antibody technology licensed from Lilly.

During the years ended December 31, 2024, 2023, and 2022, the Company recognized $4.5 million, $6.0 million, and $10.9 million, respectively, of revenue from the Lilly Collaboration Agreement.

Contract Assets

There were no contract assets as of December 31, 2024 or December 31, 2023.

Deferred Revenue

During the years ended December 31, 2024 and 2023, the Company recognized $7.9 million and $7.7 million of revenue, respectively, related to its deferred revenue balance at January 1 of each such period.

Remaining Performance Obligations

As of December 31, 2024, the aggregate amount of transaction prices allocated to performance obligations that were not yet satisfied, or were partially satisfied, was $9.9 million. Of the performance obligations not yet satisfied or partially satisfied, $8.8 million is expected to be recognized as revenue in the next 12 months, with the remainder expected to be recognized thereafter. The $9.9 million primarily consists of amounts billed for undelivered services related to initial and extended service-type warranties and research services.

Costs to Obtain a Contract

Changes in costs to obtain a contract were as follows (in thousands):

	2024	2023	2022
Balance at December 31 of prior year	$288	$377	$440
Capitalization of costs to obtain a contract	362	528	1,387
Recognition of costs to obtain a contract	(358)	(617)	(1,450)
Balance at December 31	$292	$288	$377

The Company evaluates potential impairment of these amounts at each balance sheet date, and no related impairments were recorded during the years ended December 31, 2024, 2023, and 2022, respectively.

Grant Revenue

All of the Company’s grant revenue is generated within North America. Grant revenue for the years ended December 31, 2024, 2023, and 2022 was $2.0 million, $1.2 million, and $0.6 million, respectively.

NIH Grant

On September 21, 2022, the Company and the National Institutes of Health (the “NIH”), an agency of the U.S. Department of Health and Human Services, entered into a contract (the “NIH Grant”) with a total award value of $1.7 million. The NIH granted the Company funding in support of the development of certain point-of-care diagnostic technologies through collaborative efforts. Grant funding is to be used solely for activities related to the point-of-care diagnostic device development project and the contract period runs through August 2025. Receipt of the award value occurs throughout the term of the contract period and after the Company submits for reimbursement of activities related to the grant. As of December 31, 2024, the Company had received $1.1 million of the award value.

During the years ended December 31, 2024 and 2023, grant revenue recognized was $0.8 million and $0.7 million, respectively, and research and development expenses incurred were $0.8 million and $0.6 million, respectively. During the year ended December 31, 2022, grant revenue recognized and research and development expenses incurred were not material.

ADDF Grant

On March 24, 2022, the Company and the Alzheimer’s Drug Discovery Foundation (the “ADDF”) entered into a contract (the “ADDF Grant”) with a total funding value of $2.3 million. The ADDF is a charitable venture philanthropy entity that granted the Company funding in support of certain activities for the development of an IVD test for early detection of Alzheimer’s disease. The ADDF Grant restricts the Company’s use of the granted funds solely for activities related to the Company’s Alzheimer’s diagnostic test development project and the contract period runs through June 2024. Receipt of the contract funding was subject to achievement of pre-defined milestones, and as of December 31, 2023, the Company had received the total funding value of $2.3 million.

During the years ended December 31, 2024, 2023, and 2022, grant revenue recognized was $1.1 million, $0.5 million, and $0.6 million, respectively, and research and development expenses incurred were $1.1 million, $0.5 million, and $0.6 million, respectively. As of December 31, 2024, the Company had no remaining deferred revenue related to the ADDF Grant.